INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES (Tables)	12 Months Ended
Dec. 31, 2025
INTEREST, SIMILAR INCOME AND SIMILAR EXPENSES [Abstract]
Schedule of Accrued Interest, Similar Income and Similar Expense

	2025	2024	2023
	S/(000)	S/(000)	S/(000)
Interest and similar income
Interest on loans	15,743,509	15,654,391	15,044,864
Interest on investments at fair value through other comprehensive income	2,058,897	2,136,099	1,984,408
Interest on due from banks	1,369,573	1,405,854	1,133,211
Interest on investments at amortized cost	441,899	469,224	456,543
Dividends received	87,275	49,469	46,080
Interest on investments at fair value through profit or loss	46,288	54,999	48,376
Other interest and similar income	182,728	99,220	85,013
Total	19,930,169	19,869,256	18,798,495

Interest and similar expense
Interest on deposits and obligations	(2,303,616)	(2,850,474)	(3,141,307)
Interest on due to banks and correspondents	(1,029,593)	(1,081,126)	(1,158,665)
Interest on bonds and notes issued	(710,390)	(799,223)	(634,299)
Financial expenses of insurance activities	(560,081)	(507,356)	(466,814)
Deposit insurance fund	(283,706)	(256,583)	(237,441)
Interest on lease liabilities	(37,169)	(22,828)	(25,574)
Other interest and similar expense	(289,135)	(236,535)	(196,423)
Total	(5,213,690)	(5,754,125)	(5,860,523)